Minimum Amounts Of Capital and Ratios (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Parent Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based	$ 69,753	$ 62,272
Common equity Tier 1	39,236
Tier I risk-based	52,315	31,136
Tier I leverage	$ 44,661	$ 42,363
Total risk-based, Ratio	8.00%	8.00%
Common equity Tier 1, Ratio	4.50%
Tier I risk-based, Ratio	6.00%	4.00%
Tier I leverage, Ratio	4.00%	4.00%
Subsidiary [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based	$ 69,698	$ 62,208
Common equity Tier 1	39,205
Tier I risk-based	52,274	31,104
Tier I leverage	$ 44,625	$ 42,325
Total risk-based, Ratio	8.00%	8.00%
Common equity Tier 1, Ratio	4.50%
Tier I risk-based, Ratio	6.00%	4.00%
Tier I leverage, Ratio	4.00%	4.00%